Other Financial Instruments, Derivatives and Currency Risk	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Other Financial Instruments, Derivatives and Currency Risk

22 Other Financial Instruments, Derivatives and Currency Risk

We conduct business in diverse markets around the world and employ a variety of risk management strategies and techniques to manage foreign currency exchange rate and interest rate risks. Our risk management program focuses on the unpredictability of financial markets and seeks to minimize the potentially adverse effects that the volatility of these markets may have on our operating results. One way we achieve this is through the active hedging of risks through the selective use of derivative instruments.

Derivatives are recorded on our Consolidated Balance Sheets at fair value which fluctuates based on changing market conditions.

The Company does not purchase or hold financial derivative instruments for trading purposes.

Currency risk

The Company’s transactions are denominated in a variety of currencies. The Company uses financial instruments to reduce its exposure to the effects of currency fluctuations. Accordingly, the Company’s organizations identify and measure their exposures from transactions denominated in other than their own functional currency. We calculate our net exposure on a cash flow basis considering balance sheet items, actual orders received or made and anticipated revenue and expenses. The Company generally hedges foreign currency exposures in relation to transaction exposures, such as receivables/payables resulting from such transactions and part of anticipated sales and purchases. The Company generally uses forwards to hedge these exposures. As of January 1, 2016, as a result of the acquisition of Freescale, NXP has concluded that the functional currency of the holding company is USD. Beginning from January 1, 2016, our U.S. dollar-denominated notes and short term loans will no longer need to be re-measured. Prior to January 1, 2016, the U.S. dollar-denominated debt held by our Dutch subsidiary (which had at that time a euro functional currency) could have generated adverse currency results in financial income and expenses depending on the exchange rate movement between the euro and the U.S. dollar. This exposure was partially mitigated by the application of net investment hedge accounting, which had been applied since May 2011. The U.S. dollar exposure of the net investment in U.S. dollar functional currency subsidiaries was hedged by certain of our U.S. dollar denominated debt. The hedging relationship was assumed to be highly effective. Foreign currency gains or losses on this U.S. dollar debt that were recorded in a euro functional currency entity that were designated as, and to the extent they were effective, as a hedge of the net investment in our U.S. dollar foreign entities, were reported as a translation adjustment in other comprehensive income within equity, and offset in whole or in part the foreign currency changes to the net investment that were also reported in other comprehensive income. Absent the application of net investment hedging, these amounts would have been recorded as a loss within financial income (expense) in the statement of operations. No amount resulting from ineffectiveness of net investment hedge accounting was recognized in the statement of operations in 2015 and 2014.